Business Acquisitions - Strategic Sourcing Excellence Limited - Additional Information (Detail) - USD ($)			3 Months Ended
	Mar. 01, 2018	Jan. 08, 2016	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Acquisition related cost		$ 164,000
Acquired assets		412,000
Liabilities assumed		$ 617,000
Goodwill			$ 1,337,051,000		$ 1,337,122,000	$ 1,097,329,000	$ 1,069,408,000	$ 1,038,346,000
Strategic Sourcing Excellence LLC
Business Acquisition [Line Items]
Date of acquisition		Jan. 08, 2016
Ownership percentage acquired		51.00%
Preliminary estimated purchase consideration		$ 14,541,000
Cash consideration to acquired certain assets and assumed certain liabilities		2,550,000
Contingent earn-out consideration-High end		$ 20,000,000
Equity method investment ownership percentage		49.00%
Goodwill		$ 14,445,000
Earn-out consideration to selling equity shareholders			$ 1,780,000
Strategic Sourcing Excellence LLC | Customer Relationships
Business Acquisition [Line Items]
Intangible assets		$ 300,000
Acquired intangible assets, weighted average amortization period		5 years
Put Or Call Option | Strategic Sourcing Excellence LLC
Business Acquisition [Line Items]
Contingent earn-out consideration-High end		$ 9,800,000
Call Option | Strategic Sourcing Excellence LLC
Business Acquisition [Line Items]
Equity method investment ownership percentage				49.00%
Put Option | Strategic Sourcing Excellence LLC
Business Acquisition [Line Items]
Equity method investment ownership percentage	49.00%
Selling equity holders put option exercise price	$ 2,950,000
Put Option | Strategic Sourcing Excellence LLC | Minimum
Business Acquisition [Line Items]
Selling equity holders put option exercise price	2,450,000
Put Option | Strategic Sourcing Excellence LLC | Maximum
Business Acquisition [Line Items]
Selling equity holders put option exercise price	$ 2,950,000